Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividends	0.00%	0.00%
Term (years)		5 years
Minimum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	153.50%	149.40%
Risk-free interest rates	0.82%	0.55%
Term (years)	5 years
Maximum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	183.50%	209.60%
Risk-free interest rates	1.69%	1.30%
Term (years)	6 years 6 months